DEPOSITS FOR NON-CURRENT ASSETS (Schedule of Deposits for Non-Current Assets) (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Valuation and Qualifying Accounts Disclosure [Line Items]
Deposits	$ 38,757	¥ 251,058	¥ 101,166
Construction Arrangement [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Deposits		70,000
Capital Addition Purchase Commitments [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Commitments to purchase certain medical equipment	$ 18,492	¥ 119,787	¥ 30,663